Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2014 Segment
Summary Of Significant Accounting Policies [Line Items]
Number of segments	2
Oyu Tolgoi [Member]
Summary Of Significant Accounting Policies [Line Items]
Economic interest	66.00%
Historical funding percentage of exploration	100.00%
Assets, carrying amount	7.3
Liability, carrying amount	0.5
Maximum exposure to loss related to this VIE	9.4
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Final adjustment period for selling price	30 days
Voting interest	20.00%
Property, plant and equipment expected economic lives	1 year
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Final adjustment period for selling price	180 days
Voting interest	50.00%
Property, plant and equipment expected economic lives	20 years